Parent And Guarantor Consolidating Financial Statements (Schedule of Consolidating Statement of Income) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									$ 4,570	$ 4,457	$ 4,529
Interest on loans held-for-sale									40	1	20
Interest and dividends on available-for-sale investment securities									381	367	325
Interest-bearing cash									8	8	10
Operating leases									3,398	3,558	3,209
Total financing revenue and other interest income									8,397	8,391	8,093
Interest on deposits									718	664	654
Interest on short-term borrowings									49	52	63
Interest on long-term debt									1,662	2,067	2,602
Interest Expense, Related Party									0	0	0
Total interest expense									2,429	2,783	3,319
Depreciation expense on operating lease assets									2,249	2,233	1,995
Net financing revenue (loss)	$ 983	$ 970	$ 916	$ 850	$ 799	$ 889	$ 866	$ 821	3,719	3,375	2,779
Dividends from Bank Subsidiary									0	0
Nonbank subsidiaries									0	0	0
Servicing fees									45	31	126
Servicing asset valuation and hedge activities, net									0	0	(213)
Total servicing income, net									45	31	(87)
Insurance premiums and service revenue earned									940	979	1,012
Gain (loss) on mortgage and automotive loans, net									45	7	55
Gain (loss) on extinguishment of debt									(357)	(202)	(59)
Other gain (loss) on investments, net									155	181	180
Other income, net of losses									314	280	383
Total other revenue	356	332	211	243	215	375	365	321	1,142	1,276	1,484
Total net revenue (loss)	1,339	1,302	1,127	1,093	1,014	1,264	1,231	1,142	4,861	4,651	4,263
Provision for loan losses	240	211	140	116	155	102	63	137	707	457	501
Compensation and benefits expense									963	947	1,019
Insurance losses and loss adjustment expenses									293	410	405
Other operating expenses									1,505	1,591	1,981
Total noninterest expense	668	674	724	695	672	742	821	713	2,761	2,948	3,405
(Loss) income from continuing operations before income tax (benefit) expense and undistributed income of subsidiaries	431	417	263	282	187	420	347	292	1,393	1,246	357
Income tax expense (benefit) from continuing operations	155	144	94	103	36	127	64	94	496	321	(59)
Net income (loss) from continuing operations	276	273	169	179	151	293	283	198	897	925	416
Income (loss) from discontinued operations, net of tax	(13)	(5)	13	397	26	130	40	29	392	225	(55)
Undistributed income of bank subsidiaries									0	0	0
Undistributed income of nonbank subsidiaries									0	0	0
Net income (loss)	$ 263	$ 268	$ 182	$ 576	$ 177	$ 423	$ 323	$ 227	1,289	1,150	361
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent									(165)	210	(587)
Comprehensive income (loss)									1,124	1,360	(226)
Parent [Member]
Condensed Income Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									(83)	(14)	771
Interest on loans held-for-sale									0	0	0
Interest and dividends on available-for-sale investment securities									0	0	0
Interest-bearing cash									1	1	3
Operating leases									9	269	500
Total financing revenue and other interest income									(56)	293	1,333
Interest on deposits									10	15	25
Interest on short-term borrowings									40	43	46
Interest on long-term debt									1,121	1,492	2,039
Interest Expense, Related Party									32	88	66
Total interest expense									1,203	1,638	2,176
Depreciation expense on operating lease assets									7	161	369
Net financing revenue (loss)									(1,266)	(1,506)	(1,212)
Dividends from Bank Subsidiary									525	1,800
Nonbank subsidiaries									1,123	651	5,732
Servicing fees									1,137	1,071	152
Servicing asset valuation and hedge activities, net											0
Total servicing income, net											152
Insurance premiums and service revenue earned									0	0	0
Gain (loss) on mortgage and automotive loans, net									(9)	(5)	0
Gain (loss) on extinguishment of debt									(355)	(202)	(61)
Other gain (loss) on investments, net									0	0	0
Other income, net of losses									236	208	157
Total other revenue									1,009	1,072	248
Total net revenue (loss)									1,391	2,017	4,768
Provision for loan losses									157	250	196
Compensation and benefits expense									571	586	640
Insurance losses and loss adjustment expenses									0	0	0
Other operating expenses									1,247	1,267	501
Total noninterest expense									1,818	1,853	1,141
(Loss) income from continuing operations before income tax (benefit) expense and undistributed income of subsidiaries									(584)	(86)	3,431
Income tax expense (benefit) from continuing operations									(267)	(457)	(969)
Net income (loss) from continuing operations									(317)	371	4,400
Income (loss) from discontinued operations, net of tax									356	193	(1,321)
Undistributed income of bank subsidiaries									581	(680)	883
Undistributed income of nonbank subsidiaries									669	1,266	(3,601)
Net income (loss)									1,289	1,150	361
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent									(165)	210	(587)
Comprehensive income (loss)									1,124	1,360	(226)
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									0	0	0
Interest on loans held-for-sale									0	0	0
Interest and dividends on available-for-sale investment securities									0	0	0
Interest-bearing cash									0	0	0
Operating leases									0	0	0
Total financing revenue and other interest income									0	0	0
Interest on deposits									0	0	0
Interest on short-term borrowings									0	0	0
Interest on long-term debt									0	0	0
Interest Expense, Related Party									0	0	0
Total interest expense									0	0	0
Depreciation expense on operating lease assets									0	0	0
Net financing revenue (loss)									0	0	0
Dividends from Bank Subsidiary									525	1,800
Nonbank subsidiaries									0	0	3,659
Servicing fees									0	0	0
Servicing asset valuation and hedge activities, net											0
Total servicing income, net											0
Insurance premiums and service revenue earned									0	0	0
Gain (loss) on mortgage and automotive loans, net									0	0	0
Gain (loss) on extinguishment of debt									0	0	0
Other gain (loss) on investments, net									0	0	0
Other income, net of losses									0	0	0
Total other revenue									0	0	0
Total net revenue (loss)									525	1,800	3,659
Provision for loan losses									0	0	0
Compensation and benefits expense									0	0	0
Insurance losses and loss adjustment expenses									0	0	0
Other operating expenses									0	0	0
Total noninterest expense									0	0	0
(Loss) income from continuing operations before income tax (benefit) expense and undistributed income of subsidiaries									525	1,800	3,659
Income tax expense (benefit) from continuing operations									0	0	0
Net income (loss) from continuing operations									525	1,800	3,659
Income (loss) from discontinued operations, net of tax									0	0	(19)
Undistributed income of bank subsidiaries									581	(680)	883
Undistributed income of nonbank subsidiaries									(1)	(1)	(2,393)
Net income (loss)									1,105	1,119	2,130
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent									(43)	188	(812)
Comprehensive income (loss)									1,062	1,307	1,318
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									4,653	4,471	3,758
Interest on loans held-for-sale									40	1	20
Interest and dividends on available-for-sale investment securities									381	367	325
Interest-bearing cash									7	7	7
Operating leases									3,389	3,289	2,709
Total financing revenue and other interest income									8,502	8,223	6,894
Interest on deposits									708	649	629
Interest on short-term borrowings									9	9	17
Interest on long-term debt									541	575	568
Interest Expense, Related Party									17	37	62
Total interest expense									1,275	1,270	1,276
Depreciation expense on operating lease assets									2,242	2,072	1,626
Net financing revenue (loss)									4,985	4,881	3,992
Dividends from Bank Subsidiary									0	0
Nonbank subsidiaries									0	0	0
Servicing fees									834	792	(26)
Servicing asset valuation and hedge activities, net											(213)
Total servicing income, net											(239)
Insurance premiums and service revenue earned									940	979	1,012
Gain (loss) on mortgage and automotive loans, net									54	12	55
Gain (loss) on extinguishment of debt									(2)	0	2
Other gain (loss) on investments, net									155	181	180
Other income, net of losses									539	507	1,438
Total other revenue									2,520	2,471	2,448
Total net revenue (loss)									7,505	7,352	6,440
Provision for loan losses									550	207	305
Compensation and benefits expense									842	793	821
Insurance losses and loss adjustment expenses									293	410	405
Other operating expenses									2,195	2,159	2,250
Total noninterest expense									3,330	3,362	3,476
(Loss) income from continuing operations before income tax (benefit) expense and undistributed income of subsidiaries									3,625	3,783	2,659
Income tax expense (benefit) from continuing operations									763	778	910
Net income (loss) from continuing operations									2,862	3,005	1,749
Income (loss) from discontinued operations, net of tax									36	32	1,284
Undistributed income of bank subsidiaries									0	0	0
Undistributed income of nonbank subsidiaries									0	0	0
Net income (loss)									2,898	3,037	3,033
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent									(172)	212	(873)
Comprehensive income (loss)									2,726	3,249	2,160
Consolidation, Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									0	0	0
Interest on loans held-for-sale									0	0	0
Interest and dividends on available-for-sale investment securities									0	0	0
Interest-bearing cash									0	0	0
Operating leases									0	0	0
Total financing revenue and other interest income									(49)	(125)	(134)
Interest on deposits									0	0	0
Interest on short-term borrowings									0	0	0
Interest on long-term debt									0	0	(5)
Interest Expense, Related Party									(49)	(125)	(128)
Total interest expense									(49)	(125)	(133)
Depreciation expense on operating lease assets									0	0	0
Net financing revenue (loss)									0	0	(1)
Dividends from Bank Subsidiary									(1,050)	(3,600)
Nonbank subsidiaries									(1,123)	(651)	(9,391)
Servicing fees									(1,926)	(1,832)	0
Servicing asset valuation and hedge activities, net											0
Total servicing income, net											0
Insurance premiums and service revenue earned									0	0	0
Gain (loss) on mortgage and automotive loans, net									0	0	0
Gain (loss) on extinguishment of debt									0	0	0
Other gain (loss) on investments, net									0	0	0
Other income, net of losses									(461)	(435)	(1,212)
Total other revenue									(2,387)	(2,267)	(1,212)
Total net revenue (loss)									(4,560)	(6,518)	(10,604)
Provision for loan losses									0	0	0
Compensation and benefits expense									(450)	(432)	(442)
Insurance losses and loss adjustment expenses									0	0	0
Other operating expenses									(1,937)	(1,835)	(770)
Total noninterest expense									(2,387)	(2,267)	(1,212)
(Loss) income from continuing operations before income tax (benefit) expense and undistributed income of subsidiaries									(2,173)	(4,251)	(9,392)
Income tax expense (benefit) from continuing operations									0	0	0
Net income (loss) from continuing operations									(2,173)	(4,251)	(9,392)
Income (loss) from discontinued operations, net of tax									0	0	1
Undistributed income of bank subsidiaries									(1,162)	1,360	(1,766)
Undistributed income of nonbank subsidiaries									(668)	(1,265)	5,994
Net income (loss)									(4,003)	(4,156)	(5,163)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent									215	(400)	1,685
Comprehensive income (loss)									(3,788)	(4,556)	(3,478)
Affiliated Entity [Member]
Condensed Income Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									0	0	0
Interest-bearing cash									0	0	0
Affiliated Entity [Member] | Parent [Member]
Condensed Income Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									17	37	59
Interest-bearing cash									0	0	0
Affiliated Entity [Member] | Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									0	0	0
Interest-bearing cash									0	0	0
Affiliated Entity [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									24	82	68
Interest-bearing cash									8	6	7
Affiliated Entity [Member] | Consolidation, Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Interest and fees on finance receivables and loans									(41)	(119)	(127)
Interest-bearing cash									$ (8)	$ (6)	$ (7)